Intangible assets (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Summary of intangible assets [Abstract]
Net balances at year start		$ 127,890	$ 133,642
Additions (Disposals)		0	0
Transfers and others		0	(4,079)
Amortization		1,453	1,673
Net balances at year end		126,437	127,890
Software [Member]
Summary of intangible assets [Abstract]
Net balances at year start		2,362	8,114
Additions (Disposals)		0	0
Transfers and others		0	(4,079)
Amortization		1,453	1,673
Net balances at year end		$ 909	$ 2,362
Software [Member] | Minimum [Member]
Summary of intangible assets [Abstract]
Estimated useful life (years)		P3Y	P3Y
Software [Member] | Maximum [Member]
Summary of intangible assets [Abstract]
Estimated useful life (years)		P5Y	P5Y
Software [Member] | Accumulated Amortization [Member]
Summary of intangible assets [Abstract]
Accumulated amortization		$ 4,236	$ 10,822
Trademark [Member]
Summary of intangible assets [Abstract]
Net balances at year start	[1]	125,528	125,528
Additions (Disposals)	[1]	0	0
Transfers and others	[1]	0	0
Net balances at year end	[1]	$ 125,528	$ 125,528

[1]	Corresponds to the rights on the Marmex trademark associated with the specialized maritime division segment, specifically the offshore vessels operation. This trademark is subject to annual impairment testing.